Share-based payments - SARs (cash settled) (Details) $ in Thousands		12 Months Ended
	Nov. 06, 2014 MXN ($) EquityInstruments	Dec. 31, 2019 MXN ($) EquityInstruments	Dec. 31, 2018 MXN ($) EquityInstruments	Dec. 31, 2017 MXN ($) EquityInstruments
Share-based payments
Compensation expense recorded in the consolidated statement of operations		$ 40,724
Compensation (benefit) recorded in the consolidated statement of operations			$ (5,238)	$ (25,498)
SARs - cash settled
Share-based payments
Granted | EquityInstruments	4,315,264	0.0	0	3,965,351
Vesting period	3 years	3 years	3 years	3 years
Total amount granted	$ 10,831	$ 0	$ 0	$ 15,765
Carrying amount of the liability		1,901	537	723
Compensation expense recorded in the consolidated statement of operations		$ 2,964
Compensation (benefit) recorded in the consolidated statement of operations			$ (186)	$ (8,999)